OTHER TAXES PAYABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current
Other national taxes	$ 3,339	$ 4,358
Provincial taxes	112	614
Municipal taxes	511	572
Total current	3,962	5,544
Non-current
Provincial taxes		8
Total non-current		8
Total taxes payables	$ 3,962	$ 5,552